Product Warranty and Recall Campaigns - Summary of Warranty and Recall Liability (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Balance, beginning of period	$ 1,095	$ 778	$ 778	$ 262
Warranties issued during the period	638	413	575	667	305
Settlements made during the period	(588)	(739)	(933)	(615)	(43)
Currency Translation Adjustments	(77)	(3)	(1)	12
Provision for recalls and changes to pre-existing warranty liabilities	188	592	676	452
Balance, end of period	$ 1,256	$ 1,041	$ 1,095	$ 778	$ 262